Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net revenues	$ 761,591	$ 1,111,411	$ 2,390,772	$ 4,073,437	$ 5,068,663	$ 3,223,096
Costs and expenses:
Cost of revenues	2,481,916	2,487,054	7,616,473	6,985,213	9,345,122	6,920,111
Research and development expenses	1,089,746	856,698	3,179,612	2,455,947	3,364,747	2,713,367
General and administrative expenses	1,793,720	1,834,771	5,441,354	5,539,432	7,189,529	6,560,425
Sales and marketing expenses	1,404,192	1,675,852	4,473,908	4,701,030	6,343,971	5,054,230
Total costs and expenses	6,769,574	6,854,375	20,711,347	19,681,622	26,243,369	21,248,133
Loss from operations	(6,007,983)	(5,742,964)	(18,320,575)	(15,608,185)	(21,174,706)	(18,025,037)
Other income/ (expense):
Interest expense, net	(63,764)	(88,269)	(230,677)	(385,172)	(482,623)	(525,880)
Other income	23,963	12,804	(6,037)	51,216
Total other income/ (expense):	(39,801)	(75,465)	(236,714)	(333,956)	(431,407)	(372,232)
Other income					51,216	153,648
Loss before income taxes	(6,047,784)	(5,818,429)	(18,557,289)	(15,942,141)	(21,606,113)	(18,397,269)
Income tax expense		(2,877)	(739)	(5,023)	(7,624)	(2,053)
Net loss and comprehensive loss	(6,047,784)	(5,821,306)	(18,558,028)	(15,947,164)	$ (21,613,737)	$ (18,399,322)
Deemed dividend related to warrants down round provision	(636,370)		(636,370)
Net loss attributable to common shareholders	$ (6,684,154)	$ (5,821,306)	$ (19,194,398)	$ (15,947,164)
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	2,767,440	995,254	2,322,749	860,539	908,209	19,276
Diluted	2,759,614	995,254	2,320,111	860,539	908,209	19,276
Earnings Per Share [Abstract]
Basic	$ (2.42)	$ (6.00)	$ (8.26)	$ (18.53)	$ (23.80)	$ (57.63)
Diluted	$ (2.42)	$ (6.00)	$ (8.27)	$ (18.53)	$ (23.80)	$ (57.63)
Scenario, Previously Reported [Member]
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic		986,865
Diluted		986,865
Earnings Per Share [Abstract]
Basic		$ (5.90)
Diluted		$ (5.90)